Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Fair Value Measurement
Note 15—Fair Value Measurement

We

carry a portion of our assets and liabilities at fair value

that are measured at a reporting date using

an exit
price (i.e., the price that would be received to sell

an asset or paid to transfer a liability) and disclosed
according to the quality of valuation inputs under the

following hierarchy:

●

Level 1: Quoted prices (unadjusted) in an active market

for identical assets or liabilities.
●

Level 2: Inputs other than quoted prices that are directly

or indirectly observable.
●

Level 3: Unobservable inputs that are significant to the

fair value of assets or liabilities.

The classification of an asset or liability is based

on the lowest level of input significant to

its fair value.

Those
that are initially classified as Level 3 are subsequently

reported as Level 2 when the fair value derived from
unobservable inputs is inconsequential to the overall

fair value, or if corroborated market data becomes
available.

Assets and liabilities initially reported as Level

2 are subsequently reported as Level 3 if
corroborated market data is no longer available.

Transfers occur at the end of the reporting period.

There were
no material transfers in or out of Level 1 during

2019 or 2018.
Recurring Fair Value Measurement
Financial assets and liabilities reported at fair value

on a recurring basis primarily include our investment

in
Cenovus Energy shares, our investments

in debt securities classified as available

for sale, and commodity
derivatives.

●

Level 1 derivative assets and liabilities primarily represent exchange-traded futures and options that are
valued using unadjusted prices available from the

underlying exchange.

Level 1 also includes our
investment in common shares of Cenovus Energy, which is valued using quotes for shares on the NYSE,
and our investments in U.S. government obligations

classified as available for sale debt securities,

which
are valued using exchange prices.

●

Level 2 derivative assets and liabilities primarily represent

OTC swaps, options and forward purchase and
sale contracts that are valued using adjusted exchange prices,

prices provided by brokers or pricing service
companies that are all corroborated by market data.

Level 2 also includes our investments

in debt
securities classified as available for sale including

investments in corporate bonds, commercial paper, and
asset-backed securities that are valued using pricing

provided by brokers or pricing service companies

that
are corroborated with market data.

●

Level 3 derivative assets and liabilities consist

of OTC swaps, options and forward purchase and sale
contracts where a significant portion of fair value is calculated from underlying market data that is not
readily available.

The derived value uses industry standard

methodologies that may consider the historical
relationships among various commodities, modeled market

prices, time value, volatility factors and other
relevant economic measures.

The use of these inputs results

in management’s best estimate of fair value.

Level 3 activity was not material for all periods presented.
The following table summarizes the fair value hierarchy

for gross financial assets and liabilities (i.e.,
unadjusted where the right of setoff exists for commodity derivatives accounted for at fair value on a recurring
basis):

Millions of Dollars
December 31, 2019 December 31, 2018
Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Assets
Investment in Cenovus Energy $ 2,111 - - 2,111 1,462 - - 1,462
Investments in debt securities 25 216 - 241
Commodity derivatives 172 114 36 322 236 181 33 450
Total assets $ 2,308 330 36 2,674 1,698 181 33 1,912
Liabilities
Commodity derivatives $ 174 115 22 311 225 145 30 400
Total liabilities $ 174 115 22 311 225 145 30 400
The following table summarizes those commodity

derivative balances subject to the right of setoff as
presented on our consolidated balance sheet.

We have elected to offset the recognized fair value amounts for multiple derivative instruments executed with the same

counterparty in our financial statements when

a legal
right of setoff exists.
Millions of Dollars
Amounts Subject to Right of Setoff
Gross Amounts Not Gross Net
Amounts Subject to Gross Amounts Amounts Cash Net
Recognized Right of Setoff
Amounts
Offset Presented Collateral Amounts
December 31, 2019
Assets $ 322 3 319 193 126 4 122
Liabilities 311 4 307 193 114 12 102
December 31, 2018
Assets $ 450 9 441 280 161 - 161
Liabilities 400 4 396 280 116 10 106
At December 31, 2019 and December 31, 2018, we

did not present any amounts gross on our consolidated
balance sheet where we had the right of setoff.
Non-Recurring Fair Value Measurement
The following table summarizes the fair value

hierarchy by major category and date of remeasurement

for
assets accounted for at fair value on a non-recurring

basis:
Millions of Dollars
Fair Value

Measurements Using
Fair Value
Level 1
Inputs
Level 2
Inputs
Level 3
Inputs
Before-Tax
Loss
Year

ended December 31, 2019
Net PP&E (held for sale)

November 30, 2019
$ 194 194 - - 351

December 31, 2019
166 166 - - 28
Equity Method Investments

March 31, 2019
171 171 - - 60

May 31, 2019
30 - 30 - 95
Year

ended December 31, 2018
Net PP&E (held for sale)

March 31, 2018
$ 250 - - 250 44

September 30, 2018
201 201 - - 43
Net PP&E (held for sale)
Net PP&E held for sale was written down to fair value,

less costs to sell.

The fair value of each asset was

determined by its negotiated selling price (Level 1)

or information gathered during marketing efforts (Level

3).

For additional information see Note 5—Asset Acquisitions

and Dispositions.

Equity Method Investments
During 2019, certain equity method investments

were determined to have fair values below their

carrying
amounts, and the impairments were considered to

be other than temporary under the guidance of FASB ASC
Topic 323.

During 2019, investments using Level 1 inputs

were written down to fair value, less costs to sell,
determined by negotiated selling prices.

For additional information, see Note 5—Asset Acquisitions

and
Dispositions.

During 2019, an investment using Level 2 inputs

was determined to have a fair value below its
carrying value, and was written down to fair value.

For additional information, see Note 3—Variable Interest
Entities.
Reported Fair Values of Financial Instruments
We

used the following methods and assumptions

to estimate the fair value of financial

instruments:

●

Cash and cash equivalents and short-term investments:

The carrying amount reported on the balance
sheet approximates fair value.

For those investments classified

as available for sale debt securities,
the carrying amount reported on the balance sheet

is fair value.
●

Accounts and notes receivable (including long-term

and related parties): The carrying amount
reported on the balance sheet approximates fair value.

The valuation technique and methods

used to
estimate the fair value of the current portion of fixed-rate related party loans is consistent with Loans
and advances—related parties.
●

Investment in Cenovus Energy shares: See Note 7—Investment

in Cenovus Energy for a discussion of
the carrying value and fair value of our investment in Cenovus

Energy shares.

●

Investments in debt securities classified as available for

sale:

The fair value of investments in debt
securities categorized as Level 1 in the fair value hierarchy is measured using exchange prices.

The
fair value of investments in debt securities categorized

as Level 2 in the fair value hierarchy is
measured using pricing provided by brokers or pricing service companies that are corroborated

with
market data.

See Note 14—Derivatives and Financial Instruments, for

additional information.

●

Loans and advances—related parties: The carrying

amount of floating-rate loans approximates

fair
value.

The fair value of fixed-rate loan activity is measured

using market observable data and is
categorized as Level 2 in the fair value hierarchy.

See Note 6—Investments, Loans and Long-Term
Receivables, for additional information.
●

Accounts payable (including related parties) and floating-rate debt: The carrying amount of accounts
payable and floating-rate debt reported on the balance sheet approximates fair value.

●

Fixed-rate debt: The estimated fair value of fixed-rate

debt is measured using prices available from

a
pricing service that is corroborated by market data; therefore,

these liabilities are categorized as

Level
2 in the fair value hierarchy.
The following table summarizes the net fair value of

financial instruments (i.e., adjusted where the

right of
setoff exists for commodity derivatives):
Millions of Dollars
Carrying Amount Fair Value
2019 2018 2019 2018
Financial assets
Investment in Cenovus Energy $ 2,111 1,462 2,111 1,462
Commodity derivatives 125 170 125 170
Investments in debt securities 241 - 241 -
Total loans and advances—related parties 339 468 339 468
Financial liabilities
Total debt, excluding finance leases 14,175 14,191 18,108 16,147
Commodity derivatives 106 110 106 110
Commodity Derivatives
At December 31, 2019, commodity derivative assets

and liabilities are presented net with $
4

million in
obligations to return cash collateral and $ 12

million of rights to reclaim cash collateral,

respectively.

At
December 31, 2018, commodity derivative assets and

liabilities are presented net with
no

obligations to return
cash collateral and $ 10

million of rights to reclaim cash collateral,

respectively.